UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21775

Exact name of registrant as specified in charter:	Oppenheimer International Diversified Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	4/30

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21775
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer International Diversified Fund

================== Oppenheimer International Diversified Fund ==================

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Ticker:  OSCIX                Security ID:  68380U605
Meeting Date: MAR 11, 2016    Meeting Type:  SPECIAL
Record Date:  DEC 7, 2015

#     Proposal                                 Mgt Rec   Vote Cast   Sponsor
1     Approve Amended Advisory Agreement       For       For         Management
      between the Fund and OFI Global
      Asset Management, Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer International Diversified Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 31, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact